TCG Financial Series Trust VII

TCG US Government Max Money Market Fund

Incorporated herein by reference is the prospectus supplement for the TCG US Government Max Money Market Fund  filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 3, 2014 (SEC Accession No.  0001162044-14-000750).